SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital [Roll Forward]
Beginning balance	$ 1,657,048	$ 1,261,485
Issuance of ordinary shares for follow-on public offering, net of issuance cost		377,643
Issuance of ordinary shares for private placements, net of issuance cost	234,410
Issuance of ordinary shares for registered direct offering, net of issuance cost	349,278
Issuance of ordinary shares for exercise of warrants	352,491
Exercise of share options	18,051	4,070
Reclassification of vesting of restricted share units	25,878	13,850
Ending balance	$ 2,637,156	$ 1,657,048
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares)	330,134,480	308,456,852
Issuance of ordinary shares for follow-on public offering, net of issuance cost (in shares)		18,722,000
Issuance of ordinary shares for private placements, net of issuance cost (in shares)	8,834,742
Issuance of ordinary shares for registered direct offering, net of issuance cost (in shares)	10,937,500
Issuance of ordinary shares for exercise of warrants (in shares)	10,000,000
Exercise of share options (in shares)	2,460,172	2,040,580
Reclassification of vesting of restricted share units (in shares)	1,455,175	915,048
Ending balance (in shares)	363,822,069	330,134,480
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 33	$ 31
Issuance of ordinary shares for follow-on public offering, net of issuance cost		2
Issuance of ordinary shares for private placements, net of issuance cost	1
Issuance of ordinary shares for registered direct offering, net of issuance cost	1
Issuance of ordinary shares for exercise of warrants	1
Exercise of share options	0	0
Reclassification of vesting of restricted share units	0	0
Ending balance	36	33
Share premium
Share Capital [Roll Forward]
Beginning balance	1,657,015	1,261,454
Issuance of ordinary shares for follow-on public offering, net of issuance cost		377,641
Issuance of ordinary shares for private placements, net of issuance cost	234,409
Issuance of ordinary shares for registered direct offering, net of issuance cost	349,277
Issuance of ordinary shares for exercise of warrants	352,490
Exercise of share options	18,051	4,070
Reclassification of vesting of restricted share units	25,878	13,850
Ending balance	$ 2,637,120	$ 1,657,015